Note 9 - Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Premises and equipment, gross	$ 27,186	$ 27,515
Accumulated depreciation	(17,053)	(17,000)
Property, Plant and Equipment, Net, Ending Balance	10,133	10,515
Land [Member]
Premises and equipment, gross	2,615	2,615
Building and Building Improvements [Member]
Premises and equipment, gross	12,074	11,946
Furniture and Fixtures [Member]
Premises and equipment, gross	$ 12,497	$ 12,954